Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventory
	December 31, 2017	December 31, 2018
Raw materials	44,061	696,005
Work in process	22,262	6,727
Finished Goods	-	723,591
Merchandise	23,141	38,916
Total	89,464	1,465,239